Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Operating Costs
Crew costs	$ 34,014	$ 35,590	$ 35,576
Technical maintenance expenses	15,126	19,504	17,591
Other operating expenses	13,414	14,637	14,586
Total	$ 62,554	$ 69,731	$ 67,753